Teucrium Agricultural Strategy No K-1 ETF (TILL)
Teucrium No K-1 Corn ETF (KORN)
Teucrium 2x Daily Corn ETF (CXRN)
Teucrium No K-1 Wheat ETF (WHET)
Teucrium 2x Daily Wheat ETF (WXET)
Teucrium No K-1 Sugar ETF (SUGR)
Teucrium 2x Daily Sugar ETF (SXGR)
Teucrium No K-1 Soybean ETF (SYBN)
Teucrium 2x Daily Soybean ETF (SXBN)
(together, the “Funds”)
each, a series of Listed Funds Trust (the “Trust”)

Supplement dated January 9, 2026
to the Statement of Additional Information (the “SAI”)
dated April 30, 2025

Compliance Services Change

Effective January 1, 2026, Ms. Anjali Connors is the Chief Compliance Officer and Anti-Money Laundering Compliance Officer of the Trust. Ms. Connors is replacing Ms. Jill Silver, who served in these roles on an interim basis. Accordingly, the officers table in the “Management of the Trust” section of the SAI is hereby replaced with the following:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Kacie G. Briody Year of birth: 1992	President and Principal Executive Officer	Indefinite term, March 2025	Vice President, U.S. Bancorp Fund Services, LLC (since 2025); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2021-2025); Officer, U.S. Bancorp Fund Services, LLC (2014 to 2021)
Travis G. Babich Year of birth: 1980	Treasurer and Principal Financial Officer	Indefinite term, September 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2005)
David J. Rantisi Year of birth: 1992	Assistant Treasurer	Indefinite term, March 2025	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2014)
Chad E. Fickett Year of birth: 1973	Secretary	Indefinite term, June 2024	Vice President, U.S. Bancorp Fund Services, LLC (since 2024); Assistant General Counsel, The Northwestern Mutual Life Insurance Company (2007 to 2024)
Anjali E. Connors Year of birth: 1982	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term, January 2026
Vice President, U.S. Bancorp Fund Services, LLC (since 2025); Associate Director, Investment Advisory Compliance, Robert W. Baird & Co. (2022 to 2025); Chief Compliance Officer, Strategas Asset Management, LLC (wholly owned by Baird Financial Corporation) (2022 to 2025); Director, Governance and Controls Advisor, CIBC Private Wealth Management (2018 to 2022)

Marissa J. Pawlinski Year of birth: 1996	Assistant Secretary	Indefinite term, June 2025
Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2023); Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2022); Judicial Law Clerk, Milwaukee County Circuit Court (2021-2022); Legal Intern, City of Brookfield (2020-2021); Student, Marquette University Law School (2019-2021)

Please retain this supplement for future reference.